Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	Successor	Predecessor
	As of	As of
	December 31, 2018	December 31, 2017

Land	$15,555	$10,366
Building and improvments including leasehold improvements	55,761	41,890
Furniture and equipment	5,044	14,753
Company vehicles and rental units	4,856	3,612
Construction in progress	2,359	396
	83,575	71,017

Less: Accumulated depreciation and amortization	(5,532)	(25,348)

	$78,043	$45,669

Schedule of Depreciation and Amortization

Depreciation and amortization expense is set forth in the table below:

	Successor	Predecessor
	March 15, 2018 to December 31, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to December 31, 2017

Depreciation and amortization	$5,583	$1,058	$5,286